Investments Investment Portfolio by Major Security Type (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Other Receivables from Broker-Dealers and Clearing Organizations	$ 23.1
Net unsettled security transactions offset in other liabilities		$ 31.3
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 1,300.0	$ 1,900.0